UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31,
2012
Check here if Amendment [ ]; Amendment Number: 1
This Amendment (Check only one):[ ] is a restatement
[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
YieldQuest Advisors
3280 Peachtree Rd.
Suite 2600
Atlanta, GA  30305
Form 13F File Number: 028-12339
Person Signing this Report on Behalf of Reporting Manager:
Gary Schwartz, Compliance Officer, (404) 446-3370
ATTENTION--Intentional misstatements or omissions of facts constitute
Federal Criminal Violations.
See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Signature, Place and Date of Signing:
/s/ Gary Schwartz                 Atlanta, Georgia
                                 May 3, 2012
Report Type (Check only one):[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting
manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other manager(s).)

Form 13F SUMMARY PAGE
Report Summary

Number of Other Included Managers:  0
Form 13F Information Table Entry Total:   27
Form 13F Information Table Value Total:  $3,140 (x1000)

List of Other Included Managers:  NONE

Name of Issuer   Title of Class   Cusip      Value       SHRS/PRN AMT      Investment  Other             Voting Authority
                                            (x$1000)    CALL/PUT          Discretion Managers        Sole    Shared    None
BLACKROCK CREDIT ALLOC III	COM	09249V103	277	24699 SH	SOLE		24699
HELIOS STRATEGIC INCOME FUND	COM	42328A203	66	11100 SH	SOLE		11100
NUVEEN CREDIT STRATEGIES INC	COM	67073D102	88	9800 SH		SOLE		9800
PYXIS CREDIT STRATEGIES FUND	COM	74734W107	66	10400 SH	SOLE		10400
SPDR BARCLAYS CAPITAL SHORT	COM	78464A474	287	9400 SH		SOLE		9400
VANGUARD S/T CORP BOND ETF	COM	92206C409	249	3150 SH		SOLE		3150
ZWEIG TOTAL RETURN FUND INC	COM	989837109	122	38000 SH	SOLE		38000
BLACKROCK CREDIT ALLOC III	COM	09249V103	152	13550 SH	SHARED			13550
PYXIS CREDIT STRATEGIES FUND	COM	74734W107	180	28450 SH	SHARED			28450
ISHARES BARCLAYS 1-3 YEAR CR	COM	464288646	5	45 SH		SHARED			45
NUVEEN INS MA TF ADV MUNI	COM	67072F108	61	4125 SH		SHARED			4125
NUVEEN TAX-ADVANTAGED FLOATI	COM	6706EV102	181	74300 SH	SHARED			74300
WESTERN ASSET VARIABLE RATE	COM	957667108	61	3700 SH		SHARED			3700
NUVEEN MULTI-CURRENCY SHORT-	COM	67090N109	124	9415 SH		SHARED			9415
ADVENT CLAYMORE CONVERTIBLE	COM	007639107	126	18350 SH	SHARED			18350
PROSHARES ULTRASHORT 20+Y TR	COM	74347R297	244	11950 SH	SHARED			11950
AMERICAN STRATEGIC INC III	COM	03009T101	157	22478 SH	SHARED			22478
AMERICAN STRATEGIC INCOME II	COM	030099105	136	16418 SH	SHARED			16418
AMERICAN SELECT PORTFOLIO	COM	029570108	8	778 SH		SHARED			778
MARKET VECTORS INVESTMENT GR	COM	57060U514	25	1068 SH		SHARED			1068
BARCLAYS PLC-SPONS ADR		COM	06739H362	147	5775 SH		SHARED			5775
SPDR S&P 500 ETF TR		PUT	78462F953	11	100 SH		SOLE		100
PROSHARES TR			CALL	74347R907	204	4865 SH		SOLE		4865
UNITED STATES OIL FUND LP	CALL	91232N908	55	842 SH		SOLE		842
UNITED STATES NATL GAS FUND	CALL	912318902	22	400 SH		SOLE		400
GOLD MINER ETF			CALL	57060U900	44	425 SH		SOLE		425
FREEPORT-MCMORAN COPPER & GO	CALL	35671D907	42	477 SH		SOLE		477